Acquisition (Details Textual) (USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 14, 2012	Apr. 05, 2011
Acquisition (Textual)
Percentage of ownership acquired by EnviroResolutions, Inc. (“Enviro”)		100.00%
Number of shares issued to company for business acquisition	5,000,000
Promissory notes issued to company for business acquisition		$ 5,000,000	$ 5,000,000
Net present value of the Promissory Note		$ 4,003,255	$ 4,003,255
Discount rate to arrive the net present value of promissory note	7.90%